SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Aug. 27, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)	Aug. 28, 2025 shares	Apr. 30, 2025 $ / shares shares	Sep. 12, 2024 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Authorized share capital | $								$ 500,000
Number of shares authorized								500,000,000
Par value per share | $ / shares							$ 0.001	$ 0.001
Number of shares sold							1,000,000
[custom:CapitalContributionFromShareholder]		$ 2,631	¥ 379,364	¥ 30,000
Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares sold	1,067,500
Potential ordinary share transactions [member] | Shareholders [member]
IfrsStatementLineItems [Line Items]
Number of shares sold	457,500
Series A preferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized								2,500,000,000
Par value per share | $ / shares								$ 0.00002
Number of shares sold								50,000,000
Initial public offering [member] | Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	$ 0.00002
Number of shares sold	1,525,000
Shares issued price per share | $ / shares	$ 4.00
Gross proceeds | $	$ 7,000
Over allotment [member] | Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares sold						228,750
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized		22,500,000,000						22,500,000,000	22,500,000,000
Par value per share | $ / shares		$ 0.00002						$ 0.00002	$ 0.00002
Number of shares sold		48,750,000							48,750,000